FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.7%
	AEROSPACE & DEFENSE — 0.8%
93,372	Ducommun, Inc.*	$6,076,650
	APPAREL & TEXTILE PRODUCTS — 5.2%
5,197	Deckers Outdoor Corp.*	4,985,430
597,920	Levi Strauss & Co.	11,521,919
231,226	PVH Corp.	22,819,694
		39,327,043
	ASSET MANAGEMENT — 1.0%
185,915	Brookfield Asset Management Ltd.	7,577,895
	BANKING — 7.5%
373,282	Axos Financial, Inc.*	25,916,970
384,754	ServisFirst Bancshares, Inc.	31,188,159
		57,105,129
	CHEMICALS — 0.9%
1,218,658	Arcadium Lithium PLC*	3,302,563
181,233	Mativ Holdings, Inc.	3,436,178
		6,738,741
	COMMERCIAL SUPPORT SERVICES — 0.3%
12,712	UniFirst Corp.	2,411,339
	CONSTRUCTION MATERIALS — 2.2%
40,921	Knife River Corp.*	3,227,439
526,962	MDU Resources Group, Inc.	13,537,654
		16,765,093
	CONSUMER SERVICES — 1.9%
297,054	Aaron's Company, Inc.	2,997,275
337,083	Upbound Group, Inc.	11,224,864
		14,222,139
	CONTAINERS & PACKAGING — 1.1%
272,999	Graphic Packaging Holding Co.	8,170,860
	ELECTRICAL EQUIPMENT — 0.3%
9,442	Littelfuse, Inc.	2,570,112
	FOOD — 2.3%
254,666	Darling Ingredients, Inc.*	10,627,212
174,987	TreeHouse Foods, Inc.*	7,190,216
		17,817,428
	GAS & WATER UTILITIES — 4.2%
321,890	New Jersey Resources Corp.	14,906,726
682,135	UGI Corp.	16,991,983
		31,898,709
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.3%
102,635	L B Foster Co. - Class A*	2,060,911

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL SUPPORT SERVICES — 3.5%
258,539	MSC Industrial Direct Co., Inc. - Class A	$21,262,247
55,401	VSE Corp.	5,153,955
		26,416,202
	INSURANCE — 10.0%
514,304	CNO Financial Group, Inc.	17,959,495
62,211	Enstar Group Ltd.*	20,280,786
365,798	Horace Mann Educators Corp.	13,026,067
160,450	RLI Corp.	24,725,345
		75,991,693
	INTERNET MEDIA & SERVICES — 2.7%
386,082	IAC, Inc.*	20,377,408
	MACHINERY — 8.2%
14,871	AGCO Corp.	1,353,856
56,255	CSW Industrials, Inc.	18,993,376
81,171	Graco, Inc.	6,765,603
154,267	John Bean Technologies Corp.	13,859,347
195,640	Oshkosh Corp.	21,111,512
		62,083,694
	PUBLISHING & BROADCASTING — 1.5%
350,990	Scholastic Corp.	11,189,561
	REIT — 1.1%
393,071	Equity Commonwealth*	7,967,549
	RETAIL - CONSUMER STAPLES — 4.2%
304,885	Sprouts Farmers Market, Inc.*	31,723,284
	RETAIL - DISCRETIONARY — 1.1%
192,479	Advance Auto Parts, Inc.	8,721,224
	SEMICONDUCTORS — 3.9%
36,153	Qorvo, Inc.*	4,189,771
132,326	Synaptics, Inc.*	10,773,983
733,461	Vishay Intertechnology, Inc.	14,779,239
		29,742,993
	SOFTWARE — 1.9%
189,995	Concentrix Corp.	14,293,324
	SPECIALTY FINANCE — 2.8%
850,202	MGIC Investment Corp.	21,620,637
	TECHNOLOGY HARDWARE — 16.4%
139,675	Arrow Electronics, Inc.*	18,867,299
132,415	Fabrinet*	32,262,915
280,836	InterDigital, Inc.	38,912,636

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY HARDWARE (Continued)
284,230	TD SYNNEX Corp.	$34,511,207
		124,554,057
	TECHNOLOGY SERVICES — 3.7%
304,386	CSG Systems International, Inc.	14,768,809
99,470	Science Applications International Corp.	12,989,787
		27,758,596
	WHOLESALE - DISCRETIONARY — 1.7%
477,328	G-III Apparel Group Ltd.*	12,634,872
	TOTAL COMMON STOCKS
	(Cost $489,738,512)	687,817,143
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
6,085	WESCO International, Inc., 10.625%(a),(b)	159,427
	TOTAL PREFERRED STOCKS
	(Cost $161,253)	159,427
	SHORT-TERM INVESTMENTS — 9.3%
	MONEY MARKET INVESTMENTS — 9.3%
70,397,107	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%(c)	70,397,107
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $70,397,107)	70,397,107
	TOTAL INVESTMENTS — 100.0%
	(Cost $560,296,872)	758,373,677
	Other Assets in Excess of Liabilities — 0.0%	336,072
	TOTAL NET ASSETS — 100.0%	$758,709,749

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
(a)Perpetual security. Maturity date is not applicable.
(b)Variable or floating rate security.
(c)The rate is the annualized seven-day yield at period end.